Net Income (Loss) per Share (Details) - Schedule of Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	25,972,000	51,845,000	54,000
Restricted Stock Units (RSUs) [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	5,971,000	7,084,000	7,041,000
Warrant [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	125,000	125,000	125,000